SUPPLEMENTAL CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
SUPPLEMENTAL CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY
Initial public offering, offering costs	$ 3,308,455	$ 9,519,321